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CONSECO STRATEGIC INCOME FUND

                June 30, 1999


----------------
 ANNUAL REPORT
----------------

                                                              1999 Annual Report
================================================================================
                                                                   June 30, 1999
PORTFOLIO MANAGER'S REVIEW

   Our investment philosophy remains deeply rooted in selecting undervalued securities capable of providing a high level of income without assuming significant levels of risk. To achieve this, the fund's investment strategies utilize proprietary, in-house, bottom-up research generated by our team of 31 analysts who strive to obtain and exploit every available advantage in order to achieve the fund's objective.
   The inherent value and importance of this investment approach became evident during key market events that occurred during the third and fourth quarters of 1998.
   The fund opened at the end of July 1998 in the midst of an exceptionally weak quarter with markets still adjusting from the summer slide perpetuated by defaults in Russia, economic turmoil in Brazil and Asia, as well as the losses and subsequent $3.5 billion bailout of Long Term Capital Management. Despite extreme pressure on riskier asset classes, spreads widened to such attractive purchase levels that the fund was able to achieve its yield objective with less credit risk than originally anticipated during the fund's formation. For example, the fund didn't invest in any emerging market issues because its analysts were able to identify high-quality domestic securities available at equally attractive levels.
   The high-yield market rebounded somewhat during the fourth quarter of 1998 as longer-term investor perspectives helped initiate a recovery and generate reasonable returns on high-yield bonds. However, spreads on higher-risk sectors remained significantly wide.
   In spite of this, the high-yield market was very inactive, as both new issues and cashflows into high-yield product sharply decreased. Net cashflows, a measure of investor demand, decreased as investors adopted a "wait and see" attitude toward the high-yield market. In response, new issues slowed because the lack of demand made it difficult to attract investors. Even though the fundamentals of many issuers were positive, investors didn't discriminate among credit quality, but stood anxiously on the sidelines trying to get a grasp on one of the most unusual years in recent memory.
   In the first and second quarters of 1999, the market withstood another Brazilian crisis, rallying investor confidence in cyclical industries and the higher-risk sectors that investors had avoided in the second half of 1998. This renewed confidence led to a surge in new issues.
   In the first quarter of 1999 alone, 125 new issues came to market representing $28.3 billion, an increase of $4 billion over the fourth quarter of 1998 and $9 billion over the third quarter of 1998. The increase in new issues generated greater high-yield stability that matched early 1998 and gave investors excellent opportunities for return. Consequently, cashflow into high yield securities began increasing and supporting the primary and secondary markets.
   Having anticipated these developments, we were well prepared and positioned for this upturn and able to add more seasoned and better-positioned names in selected sectors at attractive prices. We timed our transactions to specific issues in the high-demand telecommunications, media, healthcare and retail sectors. The fund's holdings that are at the top of their respective sectors in performance are Classic Communications, Inc. and Omnipoint Corp.
   This focused approach has proven to be on-target, effective and integral to the fund's performance during this inaugural year. Most important, I'm pleased to report that the investment management team delivered on its promise without taking a more aggressive - and riskier - posture.
   The Conseco Strategic Income Fund produced a SEC 30-day yield of 10.03% (as of June 30, 1999) and met its dividend objective of 9% to 9.25% on the IPO share price of $15.
   The fund's performance also has relied upon prudent management of its leverage capabilities. At the end of the year, the fund was about 24% leveraged as a percentage of total assets, which is below our target of 25% and well below our limit of 33%.
   This should be beneficial, as the lower leverage mitigates the risk of loss in your net asset value (NAV). While the fund's primary objective is high current income, NAV integrity is also important.
   As we move into the new millennium, we expect the economy to continue to grow at or near its present pace and the Federal Reserve to keep its foot lightly on the inflation brake through small incremental interest rate adjustments -- an attractive environment for high-yield bond investors.






   /s/Peter C. Anderson
   -------------------------------------
   Peter C. Anderson, CFA
   Vice President
   Portfolio Manager
   Conseco Capital Management, Inc.

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999
  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------
CORPORATE BONDS
(93.95% OF TOTAL INVESTMENTS) (A)
AMUSEMENT AND RECREATION
SERVICES  (1.86%)
   2,000,000   AMF Bowling Worldwide,
                 Series B, 10.875%,
                 due 03/15/2006 ...................  $1,640,000
     500,000   Trump Atlantic City
                 Funding, Inc.,
                 11.250%, due 05/01/2006 ..........     451,250
                                                     ----------
                                                      2,091,250
                                                     ----------
APPAREL AND OTHER FINISHED
PRODUCTS (3.49%)
   1,000,000   Jo-Ann Stores, Inc.,
                 10.375%, due 05/01/2007
                 (b) Cost - $985,200;
                 Acquired - 04/30/1999 ............     990,000
   3,000,000   Kasper A.S.L., Ltd.
                 12.750%, due 03/31/2004 ..........   2,940,000
                                                     ----------
                                                      3,930,000
                                                     ----------
AUTO REPAIR AND PARKING (1.52%)
   1,700,000   Avis Rent A Car, Inc.,
                 11.000%, due 05/01/2009
                 (b) Cost - $1,700,000;
                 Acquired - 06/25/99 ..............   1,706,375
                                                     ----------
BUILDING CONSTRUCTION GENERAL
CONTRACTOR, OPERATIVE BUILDERS (0.84%)
   1,000,000   US Home Corp.,
                 8.875%, due 02/15/2009 ...........     950,000
                                                     ----------
BUSINESS SERVICES (4.37%)
   1,075,000   Advanstar
                 Communications, Inc.,
                 9.250%, due 05/01/2008 ...........   1,075,000
   6,606,000   Pinnacle Holdings, Inc.,
                 (STEP) (c) 0.000%/10.000%,
                 due 03/15/2008. ..................   3,847,995
                                                     ----------
                                                      4,922,995
                                                     ----------
CABLE AND OTHER PAY TELEVISION
STATIONS (5.66%)
   2,000,000   Cablevision SA,
                 13.750%, due 05/01/2009
                 (b) Cost - $2,000,000;
                 Acquired - 04/29/1999 ............   1,850,000

  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------

CABLE AND OTHER PAY TELEVISION
STATIONS (CONTINUED)
   2,000,000   Classic  Communications,  Inc.,
                 (STEP) (c) 0.000%/13.250%,
                 due 08/01/2009
                 (b) Cost - $1,285,380;
                 Acquired - 08/11/1998 ............  $1,335,000
   3,000,000   Coaxial Communications of
                 Central Ohio, Inc., 10.000%,
                 due 08/15/2006 ...................   3,135,000
      50,000   Northland Cable Television,
                 10.250%, due 11/15/2007 ..........      52,375
                                                     ----------
                                                      6,372,375
                                                     ----------
CHEMICALS AND ALLIED PRODUCTS (1.76%)
   1,000,000   Agricultural Minerals &
                 Chemicals, Inc., 10.750%,
                 due 09/30/2003 ...................   1,018,750
   1,000,000   Styling Technology Corp.,
                 10.875%, due 07/01/2008 ..........     962,500
                                                     ----------
                                                      1,981,250
                                                     ----------
COMMUNICATION BY PHONE, TELEVISION,
RADIO, CABLE (4.72%)
   1,000,000   Arch Escrow Corp.,
                 13.750%, due 04/15/2008
                 (b) Cost - $951,619;
                 Acquired - 04/07/1999 ............     900,000
   2,250,000   Crown Castle
                 International Corp., (STEP)
                 (c) 0.000%/10.375%,
                 due 05/15/2011 ...................   1,316,250
   3,300,000   Park 'N View, Inc., Series B,
                 13.000%, due 05/15/2008 ..........   1,023,000
   2,100,000   Level 3 Communications, Inc.,
                 9.125%, due 05/01/2008 ...........   2,073,750
                                                     ----------
                                                      5,313,000
                                                     ----------
CONSTRUCTION - SPECIAL TRADE (1.31%)
   1,500,000   Brand Scaffold Services, Inc.,
                 10.250%, due 02/15/2008 ..........   1,471,875
                                                     ----------
DEPOSITORY INSTITUTIONS (0.42%)
     500,000   BF Saul Real Estate Investment
                 Trust, Series B, 9.750%,
                 due 04/01/2008 ...................     475,625
                                                     ----------
DURABLE GOODS - WHOLESALE (0.63%)
   1,000,000   AAI Fostergrant, Inc., 10.750%,
                 due 07/15/2006 ...................     705,000
                                                     ----------

   The accompanying notes are an integral part of these financial statements.

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999

  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------

EATING AND DRINKING PLACES (1.61%)
     750,000   Domino's, Inc., 10.375%,
                 due 01/15/2009 ................... $   765,000
   1,000,000   Port Royal Holdings, 10.250%,
                 due 10/01/2007 ...................   1,051,250
                                                    -----------
                                                      1,816,250
                                                    -----------
ELECTRIC, GAS, COGENERATION
SANITARY SERVICES (1.02%)
     750,000   AES Corp., 9.500%,
                 due 06/01/2009 ...................     772,500
     500,000   GNI Group, Inc., Series B,
                 10.875%, due 07/15/2005 ..........     375,000
                                                    -----------
                                                      1,147,500
                                                    -----------
ELECTRICAL, OTHER ELECTRICAL EQUIPMENT,
EXCEPT COMPUTERS (1.17%)
   1,000,000   High Voltage Engineering Corp.,
                 10.500%, due 08/15/2004 ..........     935,000
     500,000   IPC Information Systems, Inc.,
                 (STEP) (c) 0.000%/10.875%,
                 due 05/01/2008 ...................     380,000
                                                    -----------
                                                      1,315,000
                                                    -----------
FOOD AND KINDRED PRODUCTS (1.82%)
   1,000,000   National Wine & Sprits,
                 10.125%, due 01/15/2009
                 (b) Cost - $1,000,000;
                 Acquired - 1/20/1999 .............   1,030,000
   1,000,000   New World Pasta Co.,
                 9.250%, due 02/15/2009
                 (b) Cost - $1,000,000;
                 Acquired - 02/11/1999 ............   1,016,250
                                                    -----------
                                                      2,046,250
                                                    -----------
HEALTH SERVICES (5.80%)
   1,000,000   Genesis Health Ventures,
                  9.875%, due 01/15/2009 ..........     830,000
   3,250,000   Hudson Respiratory Care, Inc.,
                 9.125%, due 04/15/2008 ...........   2,912,813
   2,000,000   Medpartners, Inc., 7.375%,
                 due 10/01/2006 ...................   1,770,000
   1,000,000   Triad Hospitals Holdings,
                 11.000%, due 05/15/2009
                 (b) Cost - $1,000,000;
                 Acquired - 4/30/1999 .............   1,020,000
                                                    -----------
                                                      6,532,813
                                                    -----------
  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------

HOTELS, OTHER LODGING PLACES (1.63%)
   2,000,000   Signature Resorts, Inc., 9.750%,
                 due 10/01/2007 ...................  $1,840,000
                                                    -----------
INDUSTRIAL, COMMERCIAL MACHINERY,
COMPUTER EQUIPMENT (1.86%)
   1,500,000   Bayard Drilling
                 Technologies, Inc.,
                 Series B, 11.000%,
                 due 06/30/2005 ...................   1,665,000
     500,000   Grove Worldwide, LLC,
                 9.250%, due 05/01/2008 ...........     430,000
                                                    -----------
                                                      2,095,000
                                                    -----------
INSURANCE CARRIERS (1.85%)
   2,000,000   Oxford Health Plans, Inc.,
                 11.000%, due 05/15/2005
                 (b) Cost - $1,789,365;
                 Acquired - 07/30/1998
                 and 10/08/1998 ...................   2,082,500
                                                    -----------
METAL MINING (1.37%)
   1,500,000   Golden Northwest
                 Aluminum Corp.,
                 12.000%, due 12/15/2006 ..........   1,545,000
                                                    -----------
MISCELLANEOUS MANUFACTURING
INDUSTRIES (1.71%)
   2,250,000   True Temper Sports, Inc.,
                 10.875%, due 12/01/2008
                 (b) Cost - $2,259,658;
                 Acquired - 11/18/1998
                 and 11/25/1998 ...................   1,923,750
                                                    -----------
MOTION PICTURES (6.82%)
   1,000,000   Fox Family Worldwide, Inc.,
                 9.250%, due 11/01/2007 ...........     930,000
   3,000,000   Hollywood Entertainment Corp.,
                 Series B, 10.625%,
                 due 08/15/2004 ...................   2,962,500
   1,000,000   Hollywood Entertainment Corp.,
                 10.625%, due 08/15/2004
                 (b) Cost - $987,583;
                 Acquired - 06/24/1999 ............     980,000
   3,000,000   Regal Cinemas, Inc., 9.500%,
                 due 06/01/2008 ...................   2,812,500
                                                    -----------
                                                      7,685,000
                                                    -----------

   The accompanying notes are an integral part of these financial statements.

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999

  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------

NON - DURABLE GOODS - WHOLESALE (2.00%)
   3,000,000   Cluett American Corp.,
                 10.125%, due 05/15/2008 .......... $ 2,250,000
                                                    -----------
OIL AND GAS EXTRACTION (2.17%)
     500,000   ICO, Inc., Series B,
                 10.375%, due 06/01/2007 ..........     375,000
   2,000,000   RBF Finance Co.,
                 11.375%, due 03/15/2009
                 (b) Cost - $2,020,120;
                 Acquired - 03/19/1999
                 and 05/20/1999 ...................   2,070,000
                                                    -----------
                                                      2,445,000
                                                    -----------

PAPER AND ALLIED PRODUCTS (1.66%)
   1,000,000   Doman Industries Ltd.,
                 12.000%, due 07/01/2004
                 (b) Cost - $946,705;
                 Acquired - 06/15/1999 ............     965,000
     950,000   Gaylord Container Corp.,
                 Series B, 9.750%,
                 due 06/15/2007 ...................     907,250
                                                    -----------
                                                      1,872,250
                                                    -----------
PHONE COMMUNICATIONS EXCEPT
RADIOTELEPHONE (8.79%)
   1,000,000   Allegiance Telecom, Inc.,
                 12.875%, due 05/15/2008 ..........   1,070,000
   1,500,000   Hermes Europe Railtel BV,
                 11.500%, due 08/15/2007 ..........   1,575,000
   1,000,000   Metromedia Fiber Network, Inc.,
                 10.000%, due 11/15/2008 ..........   1,030,000
   2,500,000   Nextlink Communications, Inc.,
                 10.750%, due 11/15/2008 ..........   2,568,750
   2,000,000   Rogers Cantel, Inc., 9.375%,
                 due 06/01/2008 ...................   2,105,000
   1,500,000   Time Warner
                 Telecommunications,
                 LLC, 9.750%,
                 due 07/15/2008 ...................   1,548,750
                                                    -----------
                                                      9,897,500
                                                    -----------
RADIOTELEPHONE
COMMUNICATIONS (14.65%)
   2,900,000   Arch Communications
                 Group, Inc., 12.750%,
                 due 07/01/2007 ...................   2,523,000
   1,000,000   Granite Broadcasting, 10.375%,
                 due 05/15/2005 ...................   1,025,000

  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------
RADIOTELEPHONE
COMMUNICATIONS (CONTINUED)
   1,000,000   Granite Broadcasting,
                 8.875%, due 05/15/2008 ...........   $ 965,000
   1,000,000   KMC Telecom Holdings, Inc.,
                 13.500%, due 05/15/2009
                 (b) Cost - $1,000,000;
                 Acquired - 05/19/1999 ............   1,001,250
   2,000,000   Microcell Telecommunications,
                 Inc., Series B, (STEP) (c)
                 0.000%/14.000%,
                 due 06/01/2006 ...................   1,615,000
   1,000,000   Mobile Telecommunications
                 Technology Corp., 13.500%,
                 due 12/15/2002 ...................   1,140,000
   3,000,000   Nextel Communications, Inc.,
                 9.750%, due 08/15/2004 ...........   3,060,000
   1,000,000   Omnipoint Corp., 11.625%,
                 due 08/15/2006 ...................   1,035,000
   3,000,000   Pagemart Wireless, Inc., (STEP)
                 (c) 0.000%/11.250%,
                 due 02/01/2008 ...................   1,110,000
   2,000,000   Price Communications
                 Wireless, Inc., 11.750%,
                 due 07/15/2007 ...................   2,225,000
   1,000,000   USA Mobile Communications,
                 9.500%, due 02/01/2004 ...........     800,000
                                                    -----------
                                                     16,499,250
                                                    -----------
SOCIAL SERVICES (0.87%)
   1,000,000   La Petite Academy, Inc.,
                 Series B, 10.000%,
                 due 05/15/2008 ...................     983,750
                                                    -----------
TELEVISION AND RADIO BROADCAST
STATIONS  (4.70%)
   2,300,000   Antenna TV SA, 9.000%,
                 due 08/01/2007 ...................   2,070,000
   1,250,000   Benedek Communications
                 Corp., (STEP) (c)
                 0.000%/13.250%,
                 due 05/15/2006 ...................   1,031,250
   1,000,000   Pegasus Communications Corp.,
                 Series B, 9.625%,
                 due 10/15/2005 ...................     982,500
   2,100,000   Radio Unica Corp., (STEP)
                 (c) 0.000%/11.750%,
                 due 08/01/2006 ...................   1,212,750
                                                    -----------
                                                      5,296,500
                                                    -----------
   The accompanying notes are an integral part of these financial statements.
4

================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             SCHEDULE OF INVESTMENTS
                                  JUNE 30, 1999

  PRINCIPAL
   AMOUNT              SECURITY                        VALUE
 -----------           ---------                      -------

TEXTILE MILL PRODUCTS (0.82%)
   1,000,000   Galey & Lord, Inc., 9.125%,
                 due 03/01/2008 .................. $    660,000
     599,000   Tultex Corp., 10.625%,
                 due 03/15/2005 ..................      263,560
                                                   ------------
                                                        923,560
                                                   ------------
TRANSPORTATION EQUIPMENT (5.05%)
   1,000,000   Amtran, Inc., 10.500%,
                 due 08/01/2004 ..................      990,000
   2,000,000   Amtran, Inc., 9.625%,
                 due 12/15/2005 ..................    1,950,000
     500,000   Kitty Hawk, Inc., 9.950%,
                 due 11/15/2004 ..................      500,000
   3,000,000   Stena Line AB, 10.625%,
                 due 06/01/2008 ..................    2,250,000
                                                   ------------
                                                      5,690,000
                                                   ------------
               TOTAL CORPORATE BONDS
                 (COST $113,036,286).............. $105,806,618
                                                   ------------
TERM LOAN PARTICIPATION
(2.89% OF TOTAL INVESTMENTS) (A)
MOTION PICTURES (1.21%)
     364,270   Regal Cinemas, Inc., Term B,
                 7.567%, due 06/15/2006 .......... $    363,359
     995,824   Regal Cinemas, Inc., Term C,
                 7.818%, due 06/15/2007 ..........      998,313
                                                   ------------
                                                      1,361,672
                                                   ------------
TELEVISION AND RADIO BROADCAST STATIONS (1.68%)
     166,667   Lin Television, Term B,
                 7.040%, due 03/31/2007 ..........      166,250
   1,735,467   Lin Television, Term B,
                 6.790%, due 03/31/2007 ..........    1,731,129
                                                   ------------
                                                      1,897,379
                                                   ------------
               TOTAL TERM LOANS
                 (COST $3,247,202)................ $  3,259,051
                                                   ------------
NUMBER OF
 SHARES
---------
COMMON STOCK (0.04% OF TOTAL INVESTMENTS) (A)
CABLE AND OTHER PAY TELEVISION
STATIONS (0.04%)
       6,000   Classic Communications ............ $     40,000
                                                   ------------
               TOTAL COMMON STOCK
                 (COST $0)........................ $     40,000
                                                   ------------
PREFERRED STOCK (2.70% OF TOTAL INVESTMENTS) (A)
TELEVISION AND RADIO BROADCAST STATIONS (2.70%)
       1,000   Benedek Communications
                 11.500% ......................... $    750,000

NUMBER OF
 SHARES                SECURITY                        VALUE
 -----------           ---------                      -------
TELEVISION AND RADIO
BROADCAST STATIONS (CONTINUED)
      20,000   Adelphia Communications
                 13.000% ......................... $  2,290,000
                                                   ------------
               TOTAL PREFERRED STOCK
                 (COST $3,375,194 )............... $  3,040,000
                                                   ------------
STOCK APPRECIATION RIGHTS
(0.41% OF TOTAL INVESTMENTS) (A)
AUTOMOBILE (0.41%)
      35,741   General Motors Corp., Class H ..... $    455,909
                                                   ------------
               TOTAL STOCK
               APPRECIATION RIGHTS
                 (COST $477,497) ................. $    455,909
                                                   ------------
WARRANTS (0.00% OF TOTAL INVESTMENTS) (A)
COMMUNICATION BY PHONE, TELEVISION,
RADIO, CABLE (0.00%)
       3,300   Park `N View, Inc.,
                 expire 05/15/2008 ............... $      3,300
                                                   ------------
               TOTAL WARRANTS
                 (COST $0)........................ $      3,300
                                                   ------------
  PRINCIPAL
   AMOUNT
 -----------
SHORT - TERM INVESTMENTS
(0.01% OF TOTAL INVESTMENTS)
UNITED STATES SHORT - TERM OBLIGATIONS
(0.01% OF TOTAL INVESTMENTS)
      13,743   Temporary Investment Fund,
                 Inc. Temp Cash Portfolio ........ $     13,743
                                                   ------------
               TOTAL SHORT - TERM
               INVESTMENTS
                 (COST $13,743) .................. $    13,743
                                                   ------------
               TOTAL INVESTMENTS IN
               SECURITIES
                 (COST $120,149,922) (D) ......... $112,618,621
                                                   ============
----------------
(a)  Using Standard Industry Codes prepared by the
     Technical Committee on Industrial Classifications.
(b)  Restricted  under Rule 144A of the  Securities Act of 1933.
(c) Bonds where the coupon increases or steps up at a predetermined rate.
(d) Aggregate cost for Federal income tax purposes is $120,266,531.
     The aggregate gross unrealized appreciation (depreciation) for all securities is as follows:
       Excess of market value over tax cost ......  $ 1,153,500
       Excess of tax cost over market value ......   (8,801,410)
                                                    -----------
                                                    ($7,647,910)
                                                    ===========

   The accompanying notes are an integral part of these financial statements.

===============================================================================================================

                                 CONSECO STRATEGIC INCOME FUND
                              STATEMENT OF ASSETS AND LIABILITIES
                                         JUNE 30, 1999

===============================================================================================================
ASSETS:
      Investments, at value (Cost: $120,149,922)..............................................     $112,618,621
      Interest receivable.....................................................................        2,466,486
      Receivable for securities sold..........................................................        1,746,088
      Other assets............................................................................            8,177
---------------------------------------------------------------------------------------------------------------
                 Total assets.................................................................      116,839,372
===============================================================================================================
LIABILITIES AND NET ASSETS:
      Payable to Conseco, Inc. and subsidiaries...............................................           95,824
      Accrued expenses........................................................................           71,136
      Distribution payable....................................................................          762,444
      Interest payable........................................................................           84,933
      Line of credit payable..................................................................       28,000,000
---------------------------------------------------------------------------------------------------------------
                 Total liabilities............................................................       29,014,337
---------------------------------------------------------------------------------------------------------------
                 Net assets...................................................................     $ 87,825,035
===============================================================================================================

Net assets consist of:
      Capital stock, $0.001 par value (unlimited shares of beneficial interest authorized)....     $      6,735
      Paid-in capital.........................................................................      100,199,037
      Distributions in excess of net investment income........................................           (1,150)
      Accumulated net realized loss on investments............................................       (4,848,286)
      Net unrealized depreciation on investments..............................................       (7,531,301)
----------------------------------------------------------------------------------------------------------------
                 Net assets...................................................................     $ 87,825,035
================================================================================================================

      Shares outstanding......................................................................        6,735,370
      Net asset value per share...............................................................     $      13.04
----------------------------------------------------------------------------------------------------------------




   The accompanying notes are an integral part of these financial statements.

                                                              1999 ANNUAL REPORT
================================================================================

                          CONSECO STRATEGIC INCOME FUND
                             STATEMENT OF OPERATIONS
                          FOR THE PERIOD JULY 31, 1998
               (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1999

Investment income:
      Interest................................................... $10,911,306
      Dividends..................................................      95,194
--------------------------------------------------------------------------------
          Total investment income................................  11,006,500
--------------------------------------------------------------------------------
Expenses:
      Investment advisory fees...................................     913,744
      Shareholders service fees..................................     101,526
      Administration fees........................................      88,708
      Amortization of organization costs.........................      61,500
      Directors'  fees...........................................      44,001
      Legal fees.................................................      30,491
      Transfer agent fees........................................      30,106
      Reports - printing.........................................      20,755
      Custodian fees.............................................      15,910
      Audit fees.................................................      14,968
      Registration and filing fees...............................      14,960
      Insurance..................................................       6,655
      Other......................................................       8,337
--------------------------------------------------------------------------------
          Total expenses before interest expense.................   1,351,661
================================================================================
      Interest expense ..........................................     976,181
--------------------------------------------------------------------------------
          Total expenses.........................................   2,327,842
--------------------------------------------------------------------------------
          Net investment income..................................   8,678,658
--------------------------------------------------------------------------------
          Net realized losses on sales of investments............  (4,848,286)
          Net change in unrealized depreciation on investments...  (7,531,301)
--------------------------------------------------------------------------------
Net realized losses and unrealized depreciation on investments... (12,379,587)
--------------------------------------------------------------------------------
Net decrease in net assets from operations.......................$ (3,700,929)
================================================================================








   The accompanying notes are an integral part of these financial statements.

================================================================================
                          CONSECO STRATEGIC INCOME FUND
                       STATEMENT OF CHANGES IN NET ASSETS
                          FOR THE PERIOD JULY 31, 1998
               (COMMENCEMENT OF OPERATIONS) THROUGH JUNE 30, 1999

--------------------------------------------------------------------------------

Operations:
      Net investment income ....................................... $ 8,678,658
      Net realized losses on sales of investments..................  (4,848,286)
      Net change in unrealized depreciation of investments ........  (7,531,301)
--------------------------------------------------------------------------------
          Net decrease in net assets from operations...............  (3,700,929)
--------------------------------------------------------------------------------
Distributions to shareholders:
      Dividends from net investment income ........................  (8,679,808)
--------------------------------------------------------------------------------
          Net decrease in net assets from distributions ...........  (8,679,808)
--------------------------------------------------------------------------------
Capital share transactions:
      Net proceeds from the sale of shares (6,700,000 shares)...... 100,500,000
      Net asset value of shares issued from reinvestment of
      distributions (including $8,175 paid to Conseco, Inc.).......     387,351
      Offering costs charged to paid-in capital ...................    (781,584)
--------------------------------------------------------------------------------
          Net increase in net assets from capital share
             transactions ......................................... 100,105,767
--------------------------------------------------------------------------------
          Total increase in net assets ............................  87,725,030
--------------------------------------------------------------------------------
Net assets, beginning of period (6,667 shares outstanding) ........     100,005
--------------------------------------------------------------------------------
Net assets, end of period .........................................$ 87,825,035
================================================================================

Share data:
      Shares sold .................................................   6,700,000
      Shares issued from reinvestment of distributions.............      28,703
--------------------------------------------------------------------------------
          Net increase in shares...................................   6,728,703
================================================================================









   The accompanying notes are an integral part of these financial statements.

                                                              1999 Annual Report
================================================================================

                          CONSECO STRATEGIC INCOME FUND
                              Financial Highlights
                          For the period July 31, 1998
               (commencement of operations) through June 30, 1999

================================================================================

Net asset value per share, beginning of period (a) ................. $   14.88
Income from investment operations (b):
      Net investment income ........................................      1.29
      Net realized losses and change in unrealized
        depreciation on investments ................................     (1.84)
--------------------------------------------------------------------------------
          Total from investment operations .........................     (0.55)
--------------------------------------------------------------------------------
Distributions:
      Dividends from net investment income .........................     (1.29)
--------------------------------------------------------------------------------
          Total distributions ......................................     (1.29)
--------------------------------------------------------------------------------
Net asset value per share, end of period............................ $   13.04
================================================================================
Per share market value, end of period............................... $ 12.9375
================================================================================
Total return (c)(d) ................................................     (5.06)%
================================================================================


Ratios/supplemental data:
Net assets (dollars in thousands), end of period ...................   $87,825
Ratio of expenses to average net assets (e).........................      2.74%
Ratio of operating expenses to average net assets (e)(f) ...........      1.59%
Ratio of net investment income to average net assets (e) ...........     10.24%
Portfolio turnover (d) .............................................    129.87%


-----------------
(a) Initial public offering price of $15.00 per share less offering costs of $0.12 per share.
(b) Per share amounts presented are based on an average of monthly shares outstanding throughout the periods.
(c) Total return is calculated assuming a purchase of common stock at the beginning of period price of $14.88 (initial offering price of $15.00 less offering costs of $0.12 per share) and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions or sales charges.
(d) Not annualized.
(e) Annualized.
(f) Excluding interest expense.





   The accompanying notes are an integral part of these financial statements.

================================================================================

                         CONSECO STRATEGIC INCOME FUND
                             Statement of Cash Flows
                          For the period July 31, 1998
               (commencement of operations) through June 30, 1999

================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
      Investment income ........................................... $ 6,874,212
      Interest expense paid .......................................    (891,248)
      Operating expenses paid .....................................  (1,192,878)
--------------------------------------------------------------------------------
          Net cash provided by operating activities ...............   4,790,086
--------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
      Proceeds from sales of investments .......................... 127,249,381
      Purchases of investments ....................................(252,314,133)
      Net increase in short-term investments ......................     (13,743)
--------------------------------------------------------------------------------
          Net cash used by investing activities ...................(125,078,495)
--------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
      Proceeds from the sale of shares ............................ 100,500,000
      Cash distributions paid (net of reinvestment of $387,351) ...  (7,530,012)
      Offering costs paid .........................................    (781,584)
      Net increase in loans outstanding ...........................  28,000,000
--------------------------------------------------------------------------------
      Net cash provided by financing activities ................... 120,188,404
--------------------------------------------------------------------------------
      Net decrease in cash ........................................    (100,005)
      Cash at beginning of period .................................     100,005
--------------------------------------------------------------------------------
      Cash at end of period .......................................          --
--------------------------------------------------------------------------------
RECONCILIATION OF NET INVESTMENT INCOME TO NET CASH USED BY
 OPERATING ACTIVITIES:
      Net investment income ....................................... $ 8,678,658
      Net increase in interest and dividends receivable ...........  (2,466,486)
      Net increase in other assets ................................      (8,177)
      Net increase in payable to Conseco, Inc. and subsidiaries ...      95,824
      Net increase in accrued expenses ............................      71,136
      Net increase in interest payable ............................      84,933
      Accretion/amortization of discounts and premiums ............  (1,665,802)
--------------------------------------------------------------------------------
          Net cash provided by operating activities ............... $ 4,790,086
================================================================================






   The accompanying notes are an integral part of these financial statements.

                                                              1999 Annual Report
================================================================================

                          Notes to Financial Statements
                                  June 30, 1999



1.ORGANIZATION
   The Conseco Strategic Income Fund (the "Fund") was organized as a business trust under the laws of the Commonwealth of Massachusetts on June 2, 1998 and commenced operations on July 31, 1998. The Fund is registered with the Securities and Exchange Commission (the "SEC") under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a closed-end, non-diversified management investment company. Prior to commencing its operations on July 31, 1998, the Fund had no activities other than the sale of 6,667 shares of common stock to Conseco, Inc. ("Conseco") on July 15, 1998. At June 30, 1999, Conseco owned 7,280 shares of the Fund's common stock. Conseco is a publicly owned financial services company which develops, markets, and administers supplemental health insurance, annuity, life insurance, individual and group major medical insurance, other insurance products and consumer and commercial finance products and services.

2.  SIGNIFICANT ACCOUNTING POLICIES
SECURITY VALUATION, TRANSACTIONS,
AND RELATED INVESTMENT INCOME
   Investment transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax reporting purposes. Interest income is recorded on an accrual basis; dividend income is recorded on the ex-dividend date. The Fund did not hold any investments which are restricted as to resale, except bonds with a cost of $18,925,630 and a market value of $18,870,125, all of which are eligible for resale under Rule 144A of the Securities Act of 1933. These securities represent 16.76% of the total investments of the Fund. These securities may be resold to qualified institutional buyers in transactions exempt from registration.
   Investments are stated at market value in the accompanying financial statements. In valuing the Fund's assets, securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued, or lacking any sales, at the mean between the closing bid and asked prices. Securities traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent as obtained from one or more dealers that make markets in the securities. Fund securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market, and it is expected that for debt securities this ordinarily will be the over-the-counter market. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Board of Trustees. Debt securities with maturities of sixty days or less are valued at amortized cost.

DISTRIBUTION OF INCOME AND GAINS
   The Fund intends to distribute monthly to shareholders substantially all of its net investment income and to distribute, at least annually, any net realized capital gains in excess of net realized capital losses (including any capital loss carryovers). However, the Board of Trustees may decide to declare dividends at other intervals.

FEDERAL INCOME TAXES
   For federal income tax purposes, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code by distributing substantially all of its taxable income and net capital gains to its shareholders annually and otherwise complying with the requirements for regulated investment companies. Therefore, no provision has been made for federal income taxes.
   At June 30, 1999, the Fund had a total capital loss carryover of $4,731,678 which is available to offset future net realized gains on securities transactions to the extent provided for in the Internal Revenue Code. The capital loss carryover will expire in 2007.
   The Fund's realized capital losses incurred after October 31, 1998, through June 30, 1999, which are included in the total above, are deemed to arise on the first business day of the following year. The Fund incurred and elected to defer such realized capital losses of approximately $3,741,454.

EXPENSES
   The Fund pays expenses of Trustees who are not affiliated persons of the Fund or Conseco Capital Management, Inc., (the "Adviser" and "Administrator"), a wholly owned subsidiary of Conseco. The Fund pays each of its Trustees who are not a Trustee, officer or employee of the Adviser, the Administrator or any affiliate thereof an annual fee of $5,000 plus $1,000 for each Board of Directors meeting attended. In addition, the Fund reimburses all directors for travel and out-of-pocket expenses incurred in connection with Board of Trustees meetings.

ORGANIZATION COSTS
   Costs incurred by the Fund in connection with its organization totaling $61,500 were amortized from July 31, 1998 (commencement of operations) through December 31, 1998. The Fund adopted Statement of Position 98-5, "Reporting on the Costs of Start-Up Activities" which requires such costs to be amortized prior to December 31, 1998.

USE OF ESTIMATES
   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net

================================================================================

                                  JUNE 30, 1999



assets from operations during the reporting period. Actual results could differ from those estimates.

3. TRANSACTIONS WITH AFFILIATES
INVESTMENT ADVISORY AGREEMENT
   The Adviser serves as the investment manager and Administrator to the Fund under the terms of the Investment Management Agreement. The Adviser supervises the Fund's management and investment program, performs a variety of services in connection with the management and operation of the Fund and pays all compensation of officers and Trustees of the Fund who are affiliated persons of the Adviser or the Fund. As compensation for its services to the Fund, the Fund has agreed to pay the Adviser a monthly investment management and administration fee equal to an annual rate of 0.90 percent of the value of the average weekly value of the total assets of the Fund less the sum of accrued liabilities (other than the aggregate indebtedness constituting financial leverage) (the "Managed Assets"). For the period July 31, 1998 (commencement of operations) through June 30, 1999, these fees amounted to $913,744.

SHAREHOLDER SERVICING AGREEMENT
   Conseco Services, LLC, a wholly owned subsidiary of Conseco, acts as the Shareholder Servicing Agent to the Fund under the Shareholder Service Agreement. As compensation for its services, the Fund has agreed to pay Conseco Services, LLC a monthly shareholder servicing fee equal to an annual rate of 0.10 percent of the Managed Assets. For the period July 31, 1998 (commencement of operations) through June 30, 1999, these fees amounted to $101,526.

4.  ADMINISTRATION AGREEMENT
   The Fund contracted for certain administration services with PFPC Inc. ("PFPC"). For its services, PFPC receives an annual fee equal to 0.105 percent of the first $250 million of average weekly net assets; 0.08 percent of the next $250 million of average weekly net assets; 0.055 percent of the next $250 million of average weekly net assets; and 0.035 percent of average weekly net assets in excess of $750 million. For the period July 31, 1998 (commencement of operations) through June 30, 1999, these fees amounted to $88,708.

5.  PORTFOLIO ACTIVITY
   Purchases  and  sales  of  securities   other  than  short-term   obligations
aggregated $252,314,133 and $128,995,469, respectively, for the period July 31, 1998 (commencement of operations) through June 30, 1999.

6.  INDEBTEDNESS
   The Fund expects to utilize financial leverage through borrowings, including the issuance of debt securities, preferred shares or through other transactions, such as reverse repurchase agreements, which have the effect of financial leverage. There can be no assurance that a leveraging strategy will be successful during any period during which it is used. The Fund intends to utilize leverage to provide the shareholders with a potentially higher return. Leverage creates risks for the shareholders including the likelihood of greater volatility of net asset value and market price of the shares and the risk of fluctuations in interest rates on borrowings.

LOAN AGREEMENT
   On October 2, 1998, the Fund entered into an unsecured $30 million Line of Credit Agreement (the "Agreement") with The First National Bank of Chicago. Under the Agreement, the aggregate amount outstanding may not exceed the lower of: (i) $30 million; or (ii) one-third of the Fund's net asset value plus the amount of all outstanding obligations under the Agreement less the non-performing assets value less 50 percent of the emerging markets securities value.
   Borrowings bear interest at either the bank's alternate base rate or eurodollar rate. The alternate base rate is the rate of interest per annum equal to the higher of either the bank's base rate or the sum of the Federal Funds Funding rate plus 0.50 percent per annum. The Eurodollar rate is the applicable London interbank offered rate ("LIBOR") plus a margin of 0.50 percent. Advances made under the Agreement are due and payable on demand. Interest payments are made monthly. Borrowings at June 30, 1999, totaled $28 million and the interest rate on such borrowings was 5.46 percent.
   The Agreement also permits five-day revolving Swing Line loans, as defined, up to $10 million. Each Swing Line advance may be either an alternate base rate advance or a Federal Funds rate advance, as selected by the Fund. The Federal Funds rate is the interest rate per annum equal to the Federal Funds Funding rate for such day, plus 0.75 percent per annum. At June 30, 1999, there were no Swing Line loans outstanding.
   The Fund is subject to a utilization fee of 0.10 percent per annum on the daily unused portion of the commitment, payable in arrears on each payment date. The Agreement requires the Fund to maintain an Asset Coverage Ratio, as defined in the Agreement, of at least 3:1. The Fund was in compliance with the terms of the agreement at June 30, 1999.

                                                              1999 ANNUAL REPORT
================================================================================

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)
                                  JUNE 30, 1999



Average  daily  balance of loans  outstanding
  during the period  July 31,  1998
  (commencement of operations) through
  June 30, 1999..............................      $18,271,642
Weighted average interest rate for
  the period .................................            5.82%
Maximum amount of loans outstanding
  at any month-end during the period
  July 31, 1998 (commencement of
  operations) through June 30, 1999..........      $28,000,000
Percentage of total assets .................            23.96%
Amount of loans outstanding at
  June 30, 1999 ..............................     $28,000,000
Percentage of total assets at
  June 30, 1999 ..............................           23.96%

================================================================================

                      AUTOMATIC DIVIDEND REINVESTMENT PLAN


   Pursuant to the Fund's Automatic Dividend Reinvestment Plan ("the DRIP"), unless a shareholder otherwise elects, all dividends and capital gain distributions will be automatically reinvested in additional shares by PFPC Inc. ("PFPC"), as agent for shareholders in administering the DRIP (the "DRIP Agent"). Shareholders who elect not to participate in the DRIP will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the shares are held in street or other nominee name, then to such nominee) by PFPC as dividend disbursing agent. DRIP participants may elect not to participate in the DRIP and to receive all dividends and capital gain distributions in cash by sending written instructions to PFPC, as dividend disbursing agent, at the address set forth below. Participation in the DRIP is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the DRIP Agent not less than ten days prior to any distribution record date; otherwise such termination will be effective with respect to any subsequently declared dividend or other distribution.
   Whenever the Fund declares an income dividend or a capital gain distribution (collectively referred to in this section as "dividends") payable either in shares or in cash, non-participants in the DRIP will receive cash and participants in the DRIP will receive the equivalent in shares. The shares will be acquired by the DRIP Agent or an independent broker-dealer for the participants' accounts, depending upon the circumstances described below, either: (i) through receipt of additional unissued but authorized shares from the Fund ("newly issued shares"); or (ii) by purchase of outstanding shares on the open market ("open market purchases") on the NYSE or elsewhere. If on the payment date for the dividend, the net asset value per share is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as "market premium"), the DRIP Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the dividend by the net asset value per share on the date the shares are issued, provided that the maximum discount from the then current market price per share on the date of issuance may not exceed 5%. If on the dividend payment date, the net asset value per share is greater than the market value thereof (such condition being referred to herein as "market discount"), the DRIP Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.
   In the event of a market discount on the dividend payment date, the DRIP Agent will have until the last business day before the next date on which the shares trade on an "ex-dividend" basis, but no more than 30 days after the dividend payment date, to invest the dividend amount in shares acquired in open-market purchases. It is contemplated that the Fund will pay monthly income dividends. Therefore, the period during which open-market purchases can be made will exist only from the payment date of the dividend through the date before the next "ex-dividend" date, which typically will be approximately ten days. If, before the DRIP Agent has completed its open-market purchases, the market price of a share exceeds the net asset value per share, the average per share purchase price paid by the DRIP Agent may exceed the net asset value per share, resulting in the acquisition of fewer shares than if the dividend had been paid in newly issued shares on the dividend payment date. Because of the foregoing difficulty with respect to open-market purchases, the DRIP provides that if the DRIP Agent is unable to invest the full dividend amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the DRIP Agent will cease making open-market purchases and will invest the uninvested portion of the dividend amount in newly issued shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the market discount shifts to a market premium.
   The DRIP Agent maintains all shareholders' accounts in the DRIP and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Shares in the account of each DRIP participant will be held on his or her behalf by the DRIP Agent on behalf of the DRIP participant, and each shareholder proxy will include those shares purchased or received pursuant to the DRIP. The DRIP Agent will forward all proxy solicitation materials to participants and vote proxies for shares held pursuant to the DRIP in accordance with the instructions of the participants.
   In the case of shareholders such as banks, brokers or nominees that hold shares for others who are the beneficial owners, the DRIP Agent will administer the DRIP on the basis of the number of shares certified from time to time by the record shareholder's name and held for the account of beneficial owners who participate in the DRIP.
   There will be no brokerage charges with respect to shares issued directly by the Fund as a result of dividends payable either in shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the DRIP Agent's open-market purchases in connection with the reinvestment of dividends.
   The automatic reinvestment of dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on the dividends.
   Shareholders participating in the DRIP may receive benefits not available to shareholders not participating in the DRIP. If

                                                              1999 ANNUAL REPORT
================================================================================

                AUTOMATIC DIVIDEND REINVESTMENT PLAN--(CONTINUED)



the market price (plus commissions) of the Fund's shares is above their net asset value, participants of the DRIP will receive shares of the Fund at less than they could otherwise purchase them and will have shares with a cash value greater than the value of any cash distribution they would have received on their shares. If the market price (plus commissions) is below the net asset value, participants will receive distributions in shares with a net asset value greater than the value of any cash distribution they would have received on their shares. However, there may be insufficient shares available in the market to make distributions in shares at prices below the net asset value. Also, because the Fund does not redeem its shares, the price on resale may be more or less than the net asset value.
   Experience under the DRIP may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the DRIP. There is no direct service charge to participants in the DRIP, however, the Fund reserves the right to amend the DRIP to include a service charge payable by the participants.
   All correspondence concerning the DRIP should be directed to the DRIP Agent at PFPC, Inc., 400 Bellevue Parkway, Wilmington, DE 19809.

================================================================================
REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Directors and Shareholders of the Conseco Strategic Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and changes in net assets, the statement of cash flows, and the financial highlights present fairly, in all material respects, the financial position of the Conseco Strategic Income Fund (the "Fund") at June 30, 1999, and the results of its operations, the changes in its net assets, the statement of cash flows and the financial highlights for the period July 31, 1998 (commencement of operations) through June 30, 1999 in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at June 30, 1999 by correspondence with the custodian, provides a reasonable basis for the opinion expressed above.





/s/PriceWaterhouseCoopers LLP
-------------------------------------------
Indianapolis, Indiana
August 11, 1999

================================================================================
BOARD OF TRUSTEES

WILLIAM P. DAVES, JR.
      Chairman of the Board
      Consultant to the insurance
         and healthcare industries.
      Director, Chairman and CEO, FFG Insurance Co.

MAXWELL E. BUBLITZ, CFA
      President
      President, CEO and Director
         Conseco Capital Management, Inc.
      Senior VP, Conseco, Inc.

GREGORY J. HAHN, CFA
      Senior VP, Portfolio Analytics
         Conseco Capital Management, Inc.

DR. R. JAN LECROY
      Director, Southwest Securities Group, Inc.
      Former President, Dallas Citizens Council

DAVID N. WALTHALL
      Principal, Walthall Asset Management

HAROLD W. HARTLEY, CFA
      Director, Ennis Business Forms, Inc.
      Former Executive VP, Tenneco Financial Services, Inc.

DR. JESS H. PARRISH
      Higher education consultant
      Former President, Midland College

INVESTMENT ADVISOR
   Conseco Capital Management, Inc.
   Carmel, IN

TRANSFER AGENT
   PFPC, Inc.
   Wilmington, DE

INDEPENDENT PUBLIC ACCOUNTANTS
   PricewaterhouseCoopers LLP
   Indianapolis, IN

CUSTODIAN
   PFPC Trust Company
   Philadelphia, PA

LEGAL COUNSEL
   Kirkpatrick & Lockhart LLP
   Washington, DC


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                          CONSECO STRATEGIC INCOME FUND
                11815 North Pennsylvania Street, Carmel, IN 46032
                                  800-852-4750